Earnings Per Share & Pro Forma Earnings Per Share	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share & Pro Forma Earnings Per Share
EARNINGS PER SHARE & PRO FORMA EARNINGS PER SHARE

Earnings Per Share
The Company’s basic earnings per share amounts have been computed based on the weighted-average number of shares of common stock outstanding for the period. A reconciliation of the components of basic and diluted earnings per common share is presented in the table below:

	2013
			Per
	Income	Shares	Share
	(Per share amounts in actual dollars)
Basic:
Net income attributable to common stock	$54,587	42,015	$1.30
Effect of Dilutive Securities:
Dilutive effect of potential common shares issuable	$—	240
Diluted:
Net income attributable to common stock	$54,587	42,255	$1.29

Pro Forma Earnings Per Share
The Company’s pro forma basic earnings per share amounts have been computed based on the weighted-average number of shares of common stock outstanding for the period, as if the common shares issued upon the Merger were outstanding for the entire year. A reconciliation of the components of pro forma basic and diluted earnings per common share is presented in the table below:

	2012
			Per
	Income	Shares	Share
	(Per share amounts in actual dollars)
Basic:
Pro forma net income attributable to common stock	$11,829	19,721	$0.60
Effect of Dilutive Securities:
Dilutive effect of potential common shares issuable	$—	3
Diluted:
Pro forma net income attributable to common stock	$11,829	19,724	$0.60

Capital Stock and Earnings per Share
EARNINGS PER SHARE
Earnings Per Share
The Company’s basic earnings per share amounts have been computed based on the weighted-average number of shares of common stock outstanding for the period. A reconciliation of the components of basic and diluted earnings per common share is presented in the table below:

	Three Months Ended March 31, 2014
			Per
	Income	Shares	Share
	(in thousands)
Basic:
Net income attributable to common stock	$23,589	48,446,609	$0.49
Effect of Dilutive Securities:
Dilutive effect of potential common shares issuable	$—	420,110
Diluted:
Net income attributable to common stock	$23,589	48,866,719	$0.48

	Three Months Ended March 31, 2013
			Per
	Income	Shares	Share
	(in thousands)
Basic:
Net income attributable to common stock	$5,396	37,059,071	$0.15
Effect of Dilutive Securities:
Dilutive effect of potential common shares issuable	$—	146,619
Diluted:
Net income attributable to common stock	$5,396	37,205,690	$0.15

CAPITAL STOCK AND EARNINGS PER SHARE
As of June 30, 2014, Diamondback had completed the following equity offerings since the closing of its initial public offering on October 17, 2012:
On May 21, 2013, the Company completed an underwritten primary public offering of 5,175,000 shares of common stock, which included 675,000 shares of common stock issued pursuant to an option to purchase additional shares granted to the underwriters. The stock was sold to the public at $29.25 per share and the Company received net proceeds of approximately $144.4 million from the sale of these shares of common stock, net of offering expenses and underwriting discounts and commissions.
In August 2013, the Company completed an underwritten public offering of 4,600,000 shares of common stock, which included 600,000 shares of common stock issued pursuant to an option to purchase additional shares granted to the underwriters. The stock was sold to the public at $40.25 per share and the Company received net proceeds of approximately $177.5 million from the sale of these shares of common stock, net of offering expenses and underwriting discounts and commissions.
In February 2014, the Company completed an underwritten public offering of 3,450,000 shares of common stock, which included 450,000 shares of common stock issued pursuant to an option to purchase additional shares granted to the underwriters. The stock was sold to the public at $62.67 per share and the Company received net proceeds of approximately $208.4 million from the sale of these shares of common stock, net of offering expenses and underwriting discounts and commissions.
Earnings Per Share
The Company’s basic earnings per share amounts have been computed based on the weighted-average number of shares of common stock outstanding for the period. Diluted earnings per share include the effect of potentially dilutive shares outstanding for the period. Additionally, for the diluted earnings per share computation, the per share earnings of the Partnership are included in the consolidated earnings per share computation based on the consolidated group's holdings of the subsidiary. A reconciliation of the components of basic and diluted earnings per common share is presented in the table below:

	Three Months Ended June 30,
	2014			2013
			Per			Per
	Income	Shares	Share	Income	Shares	Share

	(in thousands, except per share amounts)
Basic:
Net income attributable to common stock	$27,753	50,777	$0.55	14,471	39,402	$0.37
Effect of Dilutive Securities:
Dilutive effect of potential common shares issuable	$(74)	365		—	317
Diluted:
Net income attributable to common stock	$27,679	51,142	$0.54	14,471	39,719	$0.36

	Six Months Ended June 30,
	2014			2013
			Per			Per
	Income	Shares	Share	Income	Shares	Share

	(in thousands, except per share amounts)
Basic:
Net income attributable to common stock	$51,342	49,622	$1.03	19,867	38,237	$0.52
Effect of Dilutive Securities:
Dilutive effect of potential common shares issuable	$(74)	425		—	240
Diluted:
Net income attributable to common stock	$51,268	50,047	$1.02	19,867	38,477	$0.52